SUBSEQUENT EVENTS (Details) (USD $)				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Event [Member] Cliffwood Beach Property [Member]	Mar. 31, 2013 Subsequent Event [Member] Cliffwood Beach Property [Member]
Subsequent Event [Line Items]
Sales price of disposal group				$ 650,000
Book value of property	$ 2,654,943	$ 2,684,299	$ 2,083,080		$ 644,435